CONDENSED CONSOLIDATED INTERIM BALANCE SHEETS (UNAUDITED) (USD $)	Jun. 30, 2014	Dec. 31, 2013
CURRENT ASSETS:
Cash and cash equivalents	$ 4,276,136	$ 2,592,945
Accounts receivable -less allowance for doubtful accounts of $938,540 and $935,865	12,422,339	12,616,694
Contract Deposits	2,091,712	2,373,651
Other receivables-less allowance for doubtful accounts of $598,747 and $598,747	2,577,863	756,205
Other receivables-related party	87,000	0
Advances to Suppliers	5,008,814	7,077,275
Prepayment and other current assets	4,316,041	5,597,984
Inventories, net	6,735,235	4,914,083
Tax receivable	679,001	372,935
Deferred tax asset	123,560	125,676
Total Current Assets	38,317,701	36,427,448
Deposits for purchase of property, plant and equipment	2,829,989	0
Property and equipment, net	4,766,368	3,164,065
Intangible assets, net	2,500,472	2,616,349
Total Assets	48,414,530	42,207,862
CURRENT LIABILITIES:
Short-term borrowings	2,436,000	2,477,715
Accounts payable	202,042	86,804
Advances from customers	374,170	317,947
Accrued expenses and other current liabilities	443,867	494,574
Taxes payable	473,842	82,750
Warranty obligation	342,723	348,591
Total Current Liabilities	4,272,644	3,808,381
OTHER LIABILITIES
Warrants liability	1,891,397	720,857
Total Liabilities	6,164,041	4,529,238
Commitments and Contingency
Equity
Common shares, $0.002731 par value, 18,307,038 shares authorized, 5,616,700 and 4,668,000 shares issued and outstanding at June 30, 2014 and December 31, 2013, respectively	15,340	12,749
Additional paid in capital	17,661,645	13,752,187
Retained earnings	19,541,756	18,143,344
Accumulated other comprehensive income	3,264,629	3,950,071
Total Dehaier Medical Systems Limited shareholders' equity	40,483,370	35,858,351
Non-controlling interest	1,767,119	1,820,273
Total equity	42,250,489	37,678,624
Total liabilities and equity	$ 48,414,530	$ 42,207,862